Investment Strategy - River Canyon Total Return Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in bonds. The Adviser defines bonds to include debt securities, exchange-traded funds investing principally in bonds, mortgage-backed securities, and other fixed income instruments issued by governmental or private-sector entities. Fixed income securities include bills, notes, bonds, debentures, mortgage-backed securities, asset-backed securities, loan participation interests, any other debt or debt-related securities of any maturities (issued by the United States Government, agencies or instrumentalities or corporate entities, and having fixed, variable, floating, or inverse floating rates), fixed income derivatives (including financial futures, options on futures, and swaps), and other evidences of indebtedness. This 80% investment policy is non-fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal market conditions, the Fund generally intends to invest a minimum of 35% of its net assets in bonds rated investment grade (defined as Baa3 or higher by Moody’s or BBB-or higher by S&P or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”)) or in unrated bonds that are determined by the Adviser to be of comparable quality at the time of investment, and in cash and cash equivalents. The Fund’s remaining net assets (approximately 65% under normal market conditions) may be invested in bonds that are rated below investment grade or if unrated are determined by the Adviser to be of comparable quality at the time of investment. Bonds rated below investment grade are commonly known as “high yield” or “junk” bonds. The Fund’s investments in high yield bonds and below investment grade securities may include, among others, mortgage-backed securities, high yield bonds, bank loans (including assignments and participations), and other fixed income instruments, and credit default swaps of companies in the high yield universe. During certain market conditions, the Fund’s investment in securities with these ratings categories may be above or below the approximated percentages.

A portion of the Fund’s net assets may, under normal market conditions, be invested in mortgage-backed securities of any maturity or type issued or guaranteed, secured, or backed by the United States Government, its agencies, instrumentalities or sponsored corporations, or by private issuers. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, sub-prime mortgage securities, stripped mortgage securities, interest-only (“IO”) and principal-only (“PO”) securities, and inverse floaters. Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. Government or government agencies or sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. The Fund may invest in investment grade mortgage-backed securities and in mortgage-backed securities that are below investment grade. From time to time, the Fund may carry a larger cash position in connection with its purchase of securities on a when-issued, delayed delivery, or To Be Announced (TBA) basis. The Fund may also invest in asset-backed securities including collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), collateralized mortgage obligations (“CMOs”), and securities eligible under Rule 144A.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, bond and interest rate futures, options on bonds, options on bond and interest rate futures, swaps, foreign currency futures, forwards, options on swaps, options on forwards and commodity and commodity index futures, options, swaps, and structured notes.

In managing the Fund’s investments, under normal market conditions, the Adviser seeks to construct an investment portfolio with a weighted average effective duration of no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a duration of five years, its price will rise about 5% if interest rates drop by 1%, and its price will fall by about 5% if interest rate rise by 1%. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time and under normal market conditions, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed (plus or minus) its target.